Consolidated cash flow statements - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2021		Jun. 30, 2020		Jun. 30, 2019
Statement of cash flows [abstract]
Cash generated from operations		£ 33.1	[1]	£ 72.2		£ 65.4	[1]	£ 82.8	[1]
Net income taxes (paid) / received		0.2	[1]	(9.3)		(2.4)	[1]	(13.5)	[1]
Net cash inflow from operating activities		33.3	[1]	62.9		63.0	[1]	69.3	[1]
Investing activities
Investment income		0.2	[1]	0.3		0.7	[1]	0.6	[1]
Purchase of property, plant and equipment		(11.5)	[1]	(34.5)		(12.7)	[1]	(17.7)	[1]
Purchase of intangible assets		(13.0)	[1]	(25.3)		(23.0)	[1]	(21.8)	[1]
Transfer of cash from / (to) escrow in respect of future capital expenditure		0.4	[1]	0.0		(0.6)	[1]	4.5	[1]
Purchase of investments		0.0	[1]	(0.1)		(2.2)	[1]	0.0	[1]
Reimbursement of leasehold improvement costs		1.7	[1]	13.2		0.0	[1]	0.0	[1]
Net cash outflow arising from acquisitions		0.0	[1]	(245.1)		(110.3)	[1]	(14.6)	[1]
Net cash outflow from investing activities		(22.2)	[1]	(291.5)		(148.1)	[1]	(49.0)	[1]
Financing activities
Dividends paid		0.0	[1]	0.0		(25.0)	[1]	(24.9)	[1]
Principal element of lease obligations		(3.8)	[1]	(8.8)		(6.8)	[1]	0.0	[1]
Interest element of lease obligations		(0.5)	[1]	(1.5)		(0.9)	[1]	0.0	[1]
Interest paid		(0.6)	[1]	(0.7)		(0.8)	[1]	(0.1)	[1]
Proceeds on issue of shares, net of issue costs		127.0	[1]	3.2		111.2	[1]	1.4	[1]
Facility arrangement fees		0.0	[1]	(0.8)		0.0	[1]	(0.9)	[1]
Utilisation of revolving credit facility		0.0	[1]	120.0		127.0	[1]	0.0	[1]
Repayment of revolving credit facility		(107.0)	[1]	0.0		(20.0)	[1]	0.0	[1]
Purchase of own shares		(0.1)	[1]	0.0		(0.1)	[1]	(0.2)	[1]
Net cash inflow / (outflow) from financing activities		15.0	[1]	111.4		184.6	[1]	(24.7)	[1]
Net (decrease) / increase cash and cash equivalents		26.1	[1]	(117.2)		99.5	[1]	(4.4)	[1]
Cash and cash equivalents at beginning of the year / period	[1]	187.3	[2]	211.9	[2]	87.1	[2]	90.2
Effect of foreign exchange rates on cash and cash equivalents		(1.5)	[1]	0.4		0.7	[1]	1.3	[1]
Cash and cash equivalents at end of the year / period	[2]	£ 211.9	[1]	£ 95.1		£ 187.3	[1]	£ 87.1	[1]

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
[2]	Within cash and cash equivalents at 31 December 2021 is £nil (31 December 2020: £1.3m; 30 June 2020: £0.9m; 30 June 2019: £0.4m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.